Non-Current Liabilities - Other - Summary of Other Non-Current Liabilities (Parenthetical) (Detail) - Accruals Related to Contract Manufacturing Activities [Member]	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	30 months
Borrowings, interest rate	5.00%